U.S. Securities and Exchange Commission
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.   Name and address of issuer:   MBL Growth Fund, Inc.
                                   520 Broad St.
                                   Newark, NJ 07102-3184

2. Name of each series or class of funds for which this notice is filed:

          MBL Growth Fund, Inc.

3.   Investment Company Act File Number:     811-3593

     Securities Act File Number:   2-96199

4.   Last day of fiscal year for which this notice is filed:

          December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                            [ ]

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

          Number: 37,061 shares

          Aggregate Sales Price: $370,003

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

          Number: 37,061 shares

          Aggregate Sales Price: $370,003

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          Number: 347,421 shares

          Aggregate Sales Price: $3,444,490

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year in reliance on
          rule 24f-2 (from Item 10):              $  370,003

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):    +3,444,490

     (iii)Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                        -2,775,478

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as a
          a reduction to filing fees pursuant to
          to rule 24e-2 (if applicable):          +

     (v)  Net aggregate price of securities sold
          and issued during the year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if
          applicable):                            $1,039,015

     (vi) Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                       x  1/2900

     (vii)Fee due [line (i) or line (v) multiplied
          by line (vi)]:                          $358.28

13 Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).

                                                            [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          February 12, 1996

                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Albert W. Leier
                              Vice President and Treasurer

     Date:     February 12, 1996

February 8, 1996

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

Re: MBL Growth Fund, Inc.
    File #2-96199 and #811-3593

Gentlemen:

I am an Attorney at Law admitted to practice in the State of New
Jersey. This opinion is given in connection with the filing by MBL Growth Fund, Inc. (the "Fund") of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 with respect to an offering of an indefinite amount of its securities.

Having examined such records, documents and statutes which I have deemed relevant, and being generally familiar with the affairs of the Fund, I am of the opinion that:

1. The Fund is a corporation duly organized and validly existing under the laws of the State of Maryland.

2. The shares offered by the Fund, when issued in the manner contemplated by the Registration Statement, were legally issued, fully paid and non-assessable.

I consent to the use of this opinion in connection with the aforesaid Notice.

Very truly yours,
MBL LIFE ASSURANCE CORPORATION

By: /s/ Judith C. Keilp
    Counsel